PROVISIONS	12 Months Ended
Dec. 31, 2018
PROVISIONS
Provisions

NOTE 18 – PROVISIONS

Telecom and its subsidiaries are parties to several civil, tax, commercial, labor and regulatory proceedings and claims that have arisen in the ordinary course of business. In order to determine the proper level of provisions, Management of the Company, based on the opinion of its internal and external legal counsel, assesses the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. A determination of the amount of provisions required, if any, is achieved after careful analysis of each individual case.

The determination of the required provisions may change in the future due to new developments or unknown facts at the time of the evaluation of the claims or changes as a matter of law or legal interpretation.

Provisions consist of the following:

	Balances		Additions					Balances
	as of	Incorporation						as of
	December 31,	by merger			Interest			December 31,
	2017	(Note 4.a)	Capital		(i)	Reclassifications	Decreases	2018
Current
Provisions	—	599		402	—	1,745	(2,002)	744
Total current provisions	—	599		402	—	1,745	(2,002)	744
Non-Current
Provisions	1,263	1,854		864	732	(1,741)	—	2,972
Asset retirement obligations	348	547		48	(128)	(4)	(315)	496
Total non-current provisions	1,611	2,401		912	604	(1,745)	(315)	3,468
Total provisions	1,611	3,000	(ii)	1,314	604	—	(2,317)	4,212

(i)	Charged to finance costs, net, interest for provisions line item.
(ii)	Charged $1,254 to Other operating income and expenses and $60 to currency translation adjustments.

	Balances		Additions				Balances
	as of						as of
	December		Capital	Interest			December
	31, 2016			(iii)		Decreases	31, 2017
Non- Current
Provisions	1,073		348	78		(236)	1,263
Asset retirement obligations	337		11	—		—	348
Total non-current provisions	1,410		359	78		(236)	1,611

Total provisions	1,410	(iv)	359	78	(v)	(236)	1,611

(iii)	Charged to finance costs, net, interest for provisions line item.
(iv)	Charged to Other operating income and expenses.
(v)	Include 90 corresponding to RECPAM.

1.     Probable Contingent liabilities

Below is a summary of the most significant claims and legal actions for which provisions have been established:

a)Profit sharing bonds

Various legal actions are brought, mainly by former employees of the Company against the Argentine government and Telecom Argentina, requesting that Decree No. 395/92 – which expressly exempted Telefónica and the Company from issuing the profit sharing bonds provided in Law No. 23,696 – be struck down as unconstitutional. The plaintiffs also claim the compensation for damages they suffered because such bonds have not been issued.

In August 2008, the Argentine Supreme Court of Justice found Decree No. 395/92 unconstitutional when resolving a similar case against Telefónica.

Since the Argentine Supreme Court of Justice’s judgment on this matter, the Divisions of the Courts of Appeal ruled that Decree No. 395/92 was unconstitutional. As a result, in the opinion of the legal counsel of the Company, there is an increased probability that the Company has to face certain contingencies, notwithstanding the right of reimbursement that attends Telecom Argentina against the National State.

Said Court decision found the abovementioned Decree unconstitutional and ordered that the proceedings be remanded back to the court of origin so that such court could decide which defendant was compelled to pay –the licensee and/or the Argentine government- and the parameters that were to be taken into account in order to quantify the remedies requested (percent of profit sharing, statute of limitations criteria, distribution method between the program beneficiaries, etc). It should be mentioned that there is no uniformity of opinion in the Courts in relation to each of those concepts.

Later, in “Ramollino Silvana c/Telecom Argentina S.A.”, the Argentine Supreme Court of Justice, on June 9, 2015, ruled that the profit sharing bonds do not correspond to employees who joined Telecom Argentina after November 8, 1990 and that were not members of the PPP.

This judicial precedent is consistent with the criteria followed by the Company for estimating provisions for these demands, based on the advice of its legal counsel, which considered remote the chances of paying compensation to employees not included in the PPP.

Legal action’s statute of limitations criteria: Argentine Supreme Court of Justice ruling “Dominguez c/ Telefónica de Argentina S.A.”

In December 2013, the Argentine Supreme Court ruled on a similar case to the above referred legal actions, “Domínguez c/ Telefónica de Argentina S.A”, overturning a lower court ruling that had barred the claim (as having exceeded the applicable statute of limitations since ten years had passed since the issuance of Decree No. 395/92).

The Argentine Supreme Court of Justice ruling states that the Civil and Commercial Proceedings Court must hear the case again to consider statute of limitations arguments raised by the appellants that, in the opinion of the Argentine Supreme Court of Justice, were not considered by the lower court and are relevant to the resolution of the case.

After the Argentine Supreme Court of Justice’s ruling and until the date of issuance of these consolidated financial statements, two chambers of the Civil and Commercial Federal Proceedings Court have issued opinions interpreting the doctrine developed by the Argentine Supreme Court of Justice in its ruling, acknowledging that the statute of limitations must be applied periodically –as of the time of each balance sheet- but limited to five years; and Chamber III ruled, by a majority of votes, that the statute of limitations must not be applied periodically, but that instead, was exceeded ten years after the issuance of Decree No. 395/92.

Criteria for determining the relevant profit to calculate compensation: ruling of the Civil and Commercial Federal Proceedings Court in Plenary Session “Parota c/ Estado Nacional y Telefónica de Argentina S.A.”

On February 27, 2014, the Civil and Commercial Appeals Court issued its decision in plenary session in the case “Parota, César c/ Estado Nacional”, as a result of a complaint filed against Telefónica, ruling: “that the amount of profit sharing bonds the corresponding to former employees of Telefónica de Argentina S.A. should be calculated based on the taxable income of Telefónica de Argentina S.A. on which the income tax liability is to be assessed”.

The Court explained that in order to make such determination: “it is necessary to clarify that “taxable income” (pre-tax income) means the amount of income subject to the income tax that the company must pay, which generally means gross income, including all revenue obtained during the fiscal year (including contingent or extraordinary revenue), minus all ordinary and extraordinary expenses accrued during such fiscal year”.

As of December 31, 2018, the Company’s Management, with the advice of its legal counsel, has recorded the provisions for contingencies that it estimates are sufficient to cover the risks associated with these legal actions, having considered the available legal background as of the date of issuance of these consolidated financial statements.

Federación Argentina de las Telecomunicaciones and others against Telecom Argentina S.A. in relation to worker shareholding participation

Additionally, on June 3, 2013 Telecom Argentina was notified of a lawsuit filed by four unions claiming the issuance of a profit sharing bonds (hereinafter “the bonds”) for future periods and for periods for which the statute of limitations is not expired. To enforce this claim, the plaintiffs require that Decree No. 395/92 should be declared unconstitutional.

This collective lawsuit is for an unspecified amount. The plaintiffs presented the criteria that should be applied for the determination of the percentage of participation in the Company’s profit. The lawsuit requiring the issuance of a profit sharing bond represents an obligation with potential future economic impact for Telecom Argentina.

In June 2013, the Company filed its answer to the claim, arguing that the labor courts lack of jurisdiction. On October 30, 2013, the judge rejected the lack of jurisdiction plea, established a ten year period as statute of limitation and deferred ruling on the defenses of res judicata, lis pendens and on the third party citation required after a hearing is held by the court. Telecom Argentina has appealed the judge’s ruling.

On December 12, 2013 this hearing took place and the intervening court differed the defense of statute of limitations filed by the Company to the moment of the final ruling, among other matters. It also ordered the plaintiff to establish that they have permission to bring the case on behalf Telecom Argentina’s employees included in the claim; meanwhile the trial proceeding will be suspended. The plaintiff appealed the decision and the judge deferred this issue to the time of sentencing.

On December 20, 2017, the Court of First Instance on Labor Matters No. 19 dismissed the claim on the grounds that the claimant lacks of active legitimization because it is an individual claim, not a collective one. The claimant filed an appeal, which is pending before Chamber 7 of the Court of Appeals.

The Company, based on the advice of its legal counsel, believes that there are strong arguments to defend its rights in this claim based, among other things, in the expiration of the statute of limitations of the claim for the unconstitutionality of Decree No. 395/92, the lack of active legal standing for collective claim for bonds issuance -due to the existence of individual claims-, among other reasons regarding lack of active legal standing.

b)Former sales representative claims of Personal and Nextel

Former sales representatives of Personal and Nextel have brought legal actions for alleged improper termination of their contracts and have submitted claims for payment of different items such as commission differences, value of the customers’ portfolio and lost profit, among other matters. The Company´s Management believes, based on the advice of its legal counsel, that certain items included in the claims would not be sustained while other items, if sustained, would result in lower amounts than those claimed. As of the date of issuance of these consolidated financial statements, some legal actions are in the discovery phase and with expert opinions in progress.

The Company’s Management, based on the advice of its legal counsel, has recorded provisions that it estimates are sufficient to cover the risks associated with these claims, which are considered that would not have a negative impact on the Company’s results and financial position.

c)Regulator’s Penalty Activities

Telecom Argentina is subject to various penalty procedures, in most cases promoted by the Regulatory Authority, for delays in the reparation and installation of service to fix-line customers. Although generally a penalty considered on an individual basis does not have a material effect on Telecom Argentina’s equity, there is a significant disproportion between the amounts of the penalty imposed by the Regulatory Authority and the revenue that the affected customer has generated to Telecom Argentina.

In determining the provisions for regulatory charges and sanctions, the Telecom Argentina’s Management, with the assessment of its legal counsel, determines the likelihood of such sanctions being imposed, the amount thereof based on historical information and judicial precedents, also contemplating various probable scenarios of statute of limitation for charges and sanctions received, the current levels of execution of sanctions and the eventual results of legal actions that Telecom Argentina has undertaken to demonstrate, among other things, the disproportionate sanctions imposed by the Regulatory Authority since 2013.

Telecom Argentina has recorded provisions that it deems sufficient to cover the above mentioned sanctions and charges, estimating that they should not prosper in amounts individually higher than 200 thousand UT ( 9,380 argentine pesos) per each alleged violation against its clients in the normal course of business, in accordance with the legal and regulatory analysis performed as of December 31, 2018. If Telecom Argentina and its legal advisors’ arguments do not prevail, the Management of Telecom Argentina estimates that the amount of provisions for regulatory charges and sanctions might be increased in approximately $62 as of December 31, 2018.

d)Task Solutions against/ Telecom Personal S.A. S/ Ordinario and Task Solutions against/Telecom Argentina S.A. S/ Ordinario

Task Solutions S.A., a company whose main activity was the contact center, promoted a lawsuit against Telecom Argentina and Telecom Personal, claiming the amount of 408,721,835 Argentine pesos for damages and losses suffered during the contractual relationship between those companies, as well as the non-renewal of the relationship between them. Task Solutions S.A. maintains that its only contractual relationship was with the defendant companies and that the non-renewal of their relationship caused its cessation of payments. On August 27, 2018, the claims were answered, the facts and the compensation claimed were denied and the Company requested the unconstitutionality of the punitive damages claimed. The Company reproved the amounts already paid in relation to labor items. Likewise, a claim was made for the amounts that eventually will have to be paid for that same concept in the future. Such estimation may be modified in relation to the proof that is produced in the case.

As of December 31, 2018, the Company's Management, with the assistance of its legal advisors, has established provisions that it considers sufficient to cover the risks arising from the judgments indicated, taking into account the arguments and jurisprudential background available at the date of issuance of these consolidated financial statements.

2.     Possible Contingencies

In addition to the possible contingencies related to regulatory matters described in Note 2 d) and in the last paragraph of section “Regulator’s Penalty Activities” previously mentioned, is a summary of the most significant claims and legal actions for which no provisions have been established, although it cannot be ensured the final outcome of these lawsuits:

a.Radioelectric Spectrum Fees

In October 2016 Personal modified the criteria used for the statement of some of its commercial plans (“Abono fijo”) for purposes of paying the radioelectric spectrum fees (derecho de uso de espectro radioeléctrico or “DER”), taking into account certain changes in such plans’ composition. This meant a reduction in the amount of fees paid by Personal.

In March 2017, the ENACOM demanded Personal to rectify its statements, requiring that such plans’ statements continue to be prepared based on the previous criteria. Personal’s Management believes that it has strong legal arguments to defend its position, which are actually confirmed by Resolution ENACOM No. 840/18. On August 15, 2017, Personal received a note for the differences owed, and on August 31, 2017 presented the corresponding administrative note. However, it cannot be assured that such arguments will be accepted by the ENACOM.

The difference resulting since October 2016, from both sets of liquidation criteria is of approximately $717 plus interests as of December 31, 2018.

On February 27, 2018, Resolutions Nos. 840/18 and No. 1,196/18 were published in the Official Gazette. Through these Resolutions, the ENACOM updated the value of the Radioelectric Spectrum Fee per Unit and, in addition, it established a new regime for mobile communications services, which substantially increases the amounts to be paid in this regard.

As of the date of issuance of these consolidated financial statements Telecom has submitted the rectifying affidavits corresponding to the months of March and April 2018 (due in April and May 2018), and has paid (under protest) the respective amounts. It also started to comply with, as from September 2018, the filing and payment (under protest) of the corresponding affidavits.

b.“Consumidores Financieros Asociación Civil para su Defensa” claim

In November 2011, Personal was notified of a lawsuit filed by the “Consumidores Financieros Asociación Civil para su Defensa” claiming that Personal made allegedly abusive charges to its customers by implementing per-minute billing and setting an expiration date for prepaid telecommunication cards.

The plaintiff claim Personal to: i) cease such practices and bill its customers only for the exact time of telecommunication services used; ii) reimburse the amounts collected in excess in the ten years preceding the date of the lawsuit; iii) credit its customers for unused minutes on expired prepaid cards in the ten years preceding the date of the lawsuit; iv) pay an interest equal to the lending rate charged by the Banco de la Nación Argentina; and v) pay punitive damages provided by Section 52 bis of Law No. 24,240.

Personal responded in a timely manner, arguing the grounds by which the lawsuit should be dismissed, with particular emphasis on the regulatory framework that explicitly endorses Personal’s practices, now challenged by the plaintiff in disregard of such regulations.

This claim is at a preliminary stage as of the date of issuance of these consolidated financial statements. However, the judge has ordered the accumulation of this claim with two other similar claims against Telefónica Móviles Argentina S.A. and AMX Argentina S.A. So, the three legal actions will continue within the Federal Civil and Commercial Court No. 9.

In connection with this lawsuit, the Secretariat of Commerce canceled the registration of CONSUMIDORES FINANCIEROS ASOCIACIÓN CIVIL PARA SU DEFENSA, therefore, the Company is awaiting the resolution of the intervening court.

The plaintiffs are seeking damages for unspecified amounts. Although the Company believes there are strong defenses according to which the claim should not succeed, in the absence of jurisprudence on the matter, the Company’s Management (with the advice of its legal counsel) has classified the claim as possible until a judgment is rendered.

c.Lawsuit against Personal on changes in services prices

In June 2012 the consumer trade union “Proconsumer” filed a lawsuit against Personal claiming that the company did not provide the clients with enough information regarding the new prices for the services provided by Personal between May 2008 and May 2011. It demands the reimbursement to certain customers – Abono Fijo - of an amount of a period of two months since the alleged inconsistencies of the plaintiff.

The Company’s Management considers that Personal had adequately informed its clients the modifications of the terms and conditions in which the service would be provided, and therefore, believes that this lawsuit should not succeed.

The Company answered the complaint and made a proposal that was rejected by the Supreme Court of Justice of the Nation, which ordered that the case continued in commercial courts. The cause was open to trial and the parties are producing the evidence offered.

The Company’s Management considers that there are strong arguments for the favorable resolution of this lawsuit, but, in the event it is resolved unfavorably, it would not have a significant impact on Telecom’s results and financial position.

d.Proceedings related to value added services - Mobile contents

On October 1, 2015 Personal was notified of a claim seeking damages for unspecified amounts initiated by consumer trade union “Cruzada Cívica para la defensa de los consumidores y usuarios de Servicios públicos”. The plaintiff invokes the collective representation of an undetermined number of Personal customers.

The plaintiff claims the way that content and trivia are contracted, in particular the improper billing of messages sent offering those services and their subscription. Additionally, it proposes the application of a punitive damages to Personal.

This claim is substantially similar to other claims made by a consumer association (Proconsumer) where collective representation of customers is also invoked. As of the date of issuance of these consolidated financial statements, this claim is at preliminary stage since the demand notifications of everyone involved have not yet been finalized.

Personal has answered the claims through the presentation of legal and factual defenses, subpoenaing third parties involved in the provision of VAS. Likewise, with the advice of its legal counsel, Telecom believes to have strong arguments for its defense in these lawsuits. However, given the absence of jurisprudential precedents, the final outcome of these claims cannot be assured.

e.Claims of some Content Providers  to the Company

In the framework of the general reorganization of the content business started out by Personal in 2016, and given the expiration of agreements with content providers, some of the latter have been notified that such agreements will not be renewed.

By virtue of that communication, four of those companies initiated and obtained in court, precautionary measures against Personal, in order to avoid that the duly notified decision of not renewing the agreements be effective, and thus, forcing Personal to refrain from disconnecting or interrupting the contractual relationship on the scheduled dates.

On February 24, 2017, the ENACOM notified Personal the Resolution 2017‑1122‑APN-ENACOM # MCO (Resolution No. 1,122), which set out that Mobile Operators providers of audiotext and mass calling Value Added Services may receive, in every respect, a percentage that should not exceed 40% of the services invoiced on behalf and to the order those providers. In addition, the Resolution sets forth a 30 -day period to file under the ENACOM the interconnection contracts or the addenda to the existing ones, that ensure adjustments to the contracts already in force and with relation to the services rendered by the members of CAVAM.

On March 22, 2017, Personal’s Management, with the assistance of its legal advisors and due to its solid grounds, filed an administrative appeal against Resolution No. 1,122 before the former Ministry of Communications. In addition, Personal has brought legal actions to safeguard its rights.

On the other hand, it should be noted that the Company has renewed the commercial agreements with most of the providers of these contents, which are still in force.

On September 29, 2017, the ENACOM notified Personal with ENACOM Resolution No. 2,408/17, whereby it rejected the reconsideration appeals filed by Movistar and Claro against Resolution No. 1,122, and the suspension of the effects of said resolution requested by Personal, Movistar and Claro. In addition, in the same act, it rejected the reconsideration appeal filed by Personal against ENACOM Note No. 29/17 (in connection with the supplier MOVICLIPS). The appeal filed by Personal against Resolution No. 1,122 with the former Ministry of Communications is still pending resolution.

f.“Asociación por la Defensa de Usuarios y Consumidores against/Telecom Personal S.A.” claim

In 2008 the “Asociación por la Defensa de Usuarios y Consumidores” sued Personal, seeking damages for unspecified amounts, claiming the billing of calls to the automatic answering machine and the collection system called "send to end" in collective representation of an undetermined number of Personal customers. The claim is currently about to dictate sentence.

In 2015 the Company took knowledge of an adverse court ruling in a similar trial, promoted by the same consumers association against other mobile operator. Currently it is pending judgment.

The Company's Management, with the advice of its legal counsel, believes that it has strong arguments for its defense, but given the new jurisprudential precedent, the outcome of this claim cannot be ensured.

g.Claims by Trade Unions for Union Contributions and Payments

The unions FOEESITRA, SITRATEL, SILUJANTEL, SOEESIT, FOETRA, SUTTACH and the Union of telephony workers and employees of Tucumán (Sindicato de Obreros y Empleados Telefónicos de Tucumán) filed 7 legal actions against Telecom Argentina claiming the union contributions and payments set forth in the respective Collective Bargaining Agreements (“CBA”) corresponding to the third party employees rendering services to Telecom Argentina, for the not prescribed term of 5 years, plus the damages caused by the lack of payment of such items. The items claimed are the Special Fund and the Solidarity Contribution.

The unions mentioned sustain that Telecom Argentina is jointly liable for the payment of the above-mentioned contributions and payments, based on the provisions of sections 29 and 30 of the Labor Contract Law and the nonperformance of the CBA as to its obligation to inform the Union on the hiring of third parties.

All claims were answered and procedural terms are suspended. In all cases, new hearings were appointed in the terms of art. 80 and the parties requested a new suspension of terms as a result of possible extrajudicial negotiations. The suits are for an undetermined amount.

Although the Company’s management considers that there are strong arguments for these actions to be decided on its favor, as there is no case law in the matter, no assurance can be given on the final outcome of these claims.

h.Claim for damages between Supercanal Holding S.A. and Cablevisión

Multicanal has filed several legal actions seeking the nullity of: i) all the ordinary shareholders’ meetings held by Supercanal Holding S.A. from the year 2000 until February 2018; and ii) the sureties granted by Supercanal S.A. securing bank loans granted exclusively for the benefit of the controlling group of Supercanal Holding S.A. (Grupo Uno S.A. and its affiliates). In addition, a legal action was filed seeking the dissolution and liquidation of Supercanal Holding S.A. together with a legal action seeking the removal of all the members of the Board of Directors and the Supervisory Committee and the dissolution of Supercanal Capital N.V. Supercanal Holding S.A. On March 29, 2000 Supercanal Holding S.A. filed for concurso preventivo (judicial restructuring proceedings) with National Court of First Instance on Commercial Matters No. 20, Clerk’s Office No. 40, and the proceedings began on March 27, 2001.

Upon the revocation of an injunction initially granted in favor of Multicanal S.A. in the case entitled “Multicanal S.A. c/Supercanal Holding S.A. s/sumario”, where it sought to nullify the January 25, 2000 Extraordinary Shareholders’ Meeting of Supercanal Holding S.A. where it was resolved to reduce the capital stock of Supercanal Holding S.A. to 12,000 Argentine pesos and a subsequent increase thereof to 83,012,000 Argentine pesos, Multicanal S.A. was notified on December 12, 2001 of the filing by Supercanal Holding S.A. of a claim for the damages allegedly caused to it by the issue of the injunction that was subsequently revoked. The alleged damage is that the suspension of the effects of the meeting of January 25, 2000 would have led Supercanal Holding S.A. to suspend payments. Multicanal S.A. answered to such claim by denying all liability on the grounds that Supercanal Holding S.A.’s inability to pay its obligations when due had begun before the date of the suspension of the shareholders meeting according to documentation provided by the plaintiff itself. Furthermore, the suspension of the meeting did not prevent the capitalization of Supercanal Holding S.A. through other alternative means. Based on the factual and legal findings of the case, Cablevisión, as Multicanal’s continuing company considers that the claim should be rejected in its entirety, and that the legal costs should be borne by the plaintiff. The case is in the discovery period. In addition, the court of First Instance has dismissed Supercanal Holding S.A.’s request that it be allowed to sue without paying court fees or costs and that decision has been confirmed by the National Court of Appeals.

On June 15, 2018, Telecom Argentina, Grupo Clarín, Supercanal and América TV executed a settlement agreement in order to terminate the claims existing among the parties. Those companies executed a framework agreement whereby, among other issues, América TV expressly waived its claim for the exhibition of its signals “América TV” and “A24” in Cablevisión’s (now Telecom Argentina's) programming grid, waiving its right to bring any claims in that regard and recognizing that it has nothing to claim against Telecom Argentina for any other cause as of the date of the agreement. In addition, a share transfer agreement was executed whereby Telecom Argentina -in its capacity as successor of Cablevisión-absorbing company of Multicanal- assigned in favor of Supercablecanal S.A. the shares- and all the rights inherent to them- it holds and owns in Supercanal and Supercanal Holding S.A. as of the date of execution of the agreement. Pursuant to the settlement agreement, the parties have agreed that all costs of the proceedings shall be borne by Supercanal S.A.

i.Asociación por la Defensa de Usuarios y Consumidores v. Cablevisión on expedited summary proceeding:

On November 29, 2018 the Company was notified of a lawsuit initiated by the Asociación por la Defensa de Usuarios y Consumidores, requesting that the defendant 1) cease to prevent customers to rescind Internet and cable TV services at the time of request; 2) reimburse to each user the amounts collected for the period of 5 years and until Cablevisión fulfills the request mentioned in 1); and 3) pay punitive damages for each of the affected customers.

On December 19, 2018, the Company filed a response. In its plea, it requested the extension of the period of the statutes of limitation (biennial term) and the declaration of the lack of standing to sue of the association. Likewise, the Company argued that the class to be represented had not been established and that it had not contravened the Antitrust Law and gave a detailed description of the termination procedure used by Cablevisión highlighting its compliance with Articles 10 ter and 10 quater of said law. It also challenged the application of the punitive damages claimed by the plaintiff and the Company also produced documentary evidence. It requested that the claim be rejected in its entirety, and that the legal costs be borne by the plaintiff.

The probability of occurrence of the lawsuit has been deemed as possible and the amount has still not been set yet.

j.Resolution No. 50/10 and subsequent ones of the Secretariat of Domestic Trade of the Nation (“SCI”)

SCI Resolution No. 50/10 approved certain rules for the sale of pay television services. These rules provide that cable television operators must apply a formula to calculate their monthly subscription prices. The price arising from the application of the formula was to be informed to the Office of Business Loyalty (Dirección de Lealtad Comercial) between March 8 and March 22, 2010, having cable television operators to adjust such amount semi-annually and inform the result of such adjustment to such Office.

Even though as of the date of issuance of these consolidated financial statements, the Company cannot assure the actual impact of the application of this formula, given the vagueness of the variables provided by Resolution No. 50/10 to calculate the monthly subscription prices, the Company believes that such Resolution is arbitrary and bluntly disregards its freedom to contract, which is part of the freedom of industry and trade, and therefore it has filed the pertinent administrative claims and will proceed to file the necessary legal actions requesting the suspension of the Resolution’s effects and ultimately the nullification thereof.

Even though the Company and/or some of its subsidiaries, like other companies in the industry, have strong constitutional arguments to support their position, it cannot be assured that the final outcome of this issue will be favorable. Therefore, the Company may be forced to modify the price of its pay television subscription, which could significantly affect the revenues of its core business. This creates a general scenario of uncertainty regarding the Company's business that could significantly affect the recoverability of its relevant assets. Notwithstanding the foregoing, it should be noted that as of the date of issuance of these consolidated financial statements, according to the decision issued on August 1, 2011 in re "LA CAPITAL CABLE S.A. c/ Ministerio de Economía-Secretaría de Comercio Interior de la Nación", the Federal Court of Appeals of the City of Mar del Plata has ordered the SCI to suspend the application of Resolution No. 50/10 with respect to all cable television licensees represented by the Argentine Cable Television Association (“ATVC”). Upon being notified to the SCI and the Ministry of Economy on September 12, 2011, such decision became fully effective and may not be disregarded by the SCI. The National Government filed an appeal against the decision issued by the Federal Court of Appeals of Mar del Plata to have the case brought before the Supreme Court. Such appeal was dismissed, for which the National Government filed a direct appeal to the Supreme Court, which has also been dismissed.

On June 1, 2010, the SCI imposed a $5 fine on Cablevisión alleging that it had failed to comply with the information regime set forth by Resolution No. 50/10 and invoking the Consumer Defense Law to impose such penalty. The fine was appealed and submitted to the Federal Court of Appeals on Administrative Matters, Chamber No. 5, which decided to reduce the fine to $0.3. The Company appealed this decision by filing an extraordinary appeal with the Supreme Court of Argentina.

On March 10, 2011 SCI Resolution No. 36/11 was published in the Official Gazette. This resolution falls within the framework of SCI Resolution 50/10. Resolution No. 36/11 sets forth the parameters to be applied to the services to be provided by Cablevisión to its subscribers. The Company believes that Resolution No. 36/11 is illegal and arbitrary, since it is grounded on Resolution 50/10, which the Company believes is absolutely null and void. Since the application of Resolution No. 50/10 has been suspended, the application of Resolution No. 36/11, which falls within the framework of the former, is also suspended. Subsequently, the SCI issued Resolutions No. 65/11, 92/11, 123/11, 141/11, 10/11, 25/12, 97/12, 161/12, 29/13, 61/13, 104/13, 1/14, 43/14 and 93/14 pursuant to which it extended the effectiveness of Resolution No. 36/11 up to and including September 2014, and adjusted the cable television subscription price to 152 Argentine pesos. The Company believes, however, that given the terms under which the Federal Court of the City of Mar del Plata granted the preliminary injunction, which ordered the SCI to suspend the application of Resolution No. 50/10 with respect to all cable television licensees represented by ATVC (among them, the Company and its subsidiaries), and also given the fact that Resolutions No. 36/11, 65/11, 92/11, 123/11, 141/11, 10/11, 25/12, 97/12, 161/12, 29/13, 61/13, 104/13, 1/14, 43/14 and 93/14 limit to apply Resolution No. 50/10, the Company continues to believe to be protected by the preliminary injunction, and therefore the normal operation thereof will not be affected.

On September 23, 2014, the Court issued a decision in re “Municipalidad de Berazategui c/ Cablevisión” ordering the remission of the cases relating to these resolutions to the jurisdiction of the Federal Court of Mar del Plata, that had issued the decision on the collective action in favor of ATVC.

Currently, all the claims relating to this matter are pending before the Federal Court of Mar del Plata. The judge has not yet ordered discovery proceedings in respect of the main claim, “La Capital Cable v. National Government s/ Ordinary Proceeding”.

Decisions made on the basis of these consolidated financial statements shall consider the potential impact that the above-mentioned resolutions might have on the Company and its subsidiaries, and the Company's consolidated financial statements should be read in light of such circumstances.

The Company´s Management, with the assistance of its legal advisors, considers that it has strong arguments for its defense.

k.Resolution No. 16,765 of the CNV

On March 16, 2012, CNV issued Resolution No. 16,765 whereby it ordered the conduction of a preliminary investigation (sumario) against Cablevisión, its directors and members of the Supervisory Committee for an alleged failure to comply with its reporting duties. The CNV considers that this deprived investors of the possibility to become fully aware of the decision issued by the Supreme Court of Argentina in re “Recurso de Hecho deducido por el Estado Nacional Ministerio de Economía y Producción en la causa Multicanal S.A. y otro c/ CONADECO Dto. 527-05” (which as of this date has been resolved) and that a series of issues relating to the information required by the CNV regarding the Extraordinary Meeting of Class 1 and 2 Noteholders held on April 23, 2010 would not have been disclosed.

On April 4, 2012, the Company filed a response requesting that its defenses be sustained and that all charges against it be dismissed. The discovery stage has been closed and the legal brief has been submitted.

The Company and its legal advisors believe that the Company has strong arguments in its favor. Nevertheless, the Company cannot assure that the outcome of the preliminary investigation proceeding will be favorable.

l.Resolution No. 17,769 of the CNV

On August 28, 2015, Cablevisión was served notice of Resolution No. 17,769 dated August 13, 2015 whereby the CNV the conduction of a preliminary investigation (sumario) against Cablevisión and its directors, members of the Supervisory Committee and the Head of Market Relations for an alleged delay in the submission of the required documentation relating to the registration of the authorities appointed in the General Meeting of Shareholders of Cablevisión held on April 30, 2000 and the update of the particulars of its registered office in the Autopista de Información Financiera.

On January 20, 2016, the preliminary hearing was held pursuant to Section 138 of Law No. 26,831 and Section 8, Subsection b.1. of Section II, Chapter II, Title III of the Regulations (amended text of 2013).

The Company and its advisors believe that same has strong arguments in its favor on this matter, but no assurance can be given that the outcome of the preliminary investigation proceeding will be favorable.

m.Additional rate for the “Impuesto a la Renta Comercial, Industrial o de Servicios” (Tax on Commercial, Industrial or Services Revenues or “IRACIS”)

On April 5, 2017, a subsidiary of the Company received a notice from the Under-Secretary of Taxes of the Republic of Paraguay, whereby that subsidiary was informed that it had failed to determine the additional IRACIS rate on the retained earnings of the companies merged in 2014.

The Company´s subsidiary considers that it has strong arguments to support its position, but no assurance can be given on the final outcome of this claim.

3.     Remote Contingencies

Telecom faces other legal proceedings, fiscal and regulatory considered normal in the development of its activities. The Company Directors and its legal advisors estimate it will not generate an adverse impact on their financial position and the result of its operations, or its liquidity. In accordance with IAS 37 “Provisions”, not any provision has been constituted and/or disclosed additional information in these financial statements related to the resolution of these issues.

4.     Contingency Asset

“AFA Plus Project” Claim

On July 20, 2012, the Company entered into an agreement with the Argentine Football Association (“AFA”), for the provision of services to a system called “Argentine Football System Administration” (“AFA Plus Project”) related to the secure access to first division football stadiums whereby Telecom Argentina should provide the infrastructure and systems to enable the AFA to manage the aforementioned project. The recovery of investments and expenses incurred by Telecom Argentina and its profit margin would come from charging AFA with a referring price stated in 20% of the popular ticket price per each football fan that attend the stadiums during the term of the agreement, so the recoverability of the Company’s assets related to the Project depended on AFA implementing the “AFA Plus Project”.

From 2012 and in compliance with its contractual obligations, the Company made investments and incurred in expenses amounting to $269, of which $211 are included in PP&E for the provision and installation of equipment and the execution of civil works for improving the football stadiums, registration centers equipment, inventories and material storage and attend other expenses directly associated with AFA Plus Project.

For several specific reasons of the Project, the football environment and the country context, the AFA Plus system was not implemented by the AFA, not even partially. Accordingly, Telecom Argentina has not been able to begin collecting the agreed price.

Finally, throughout the agreement, Telecom Argentina received no compensation from AFA for the services provided and the work performed. In September 2014, the AFA notified the Company of its decision to terminate the agreement with Telecom Argentina, modifying the AFA Plus Project, and also informed that it will assume the payment of the investments and expenditures incurred by the Company. Accordingly, negotiations between the parties have started.

In February 2015, AFA made a proposal to compensate the investments and expenditures incurred by the Company through advertising exchange exclusively related to the AFA Plus Project (or the one that replaces this Project in the future), in the amount of US$ 12.5 million. The proposal considered that if the advertising compensation was not realized in one year, AFA would pay to Telecom the agreed amount. The Company analyzed the quality of the assets offered by the AFA in its offer of advertising exchange, and rejected the offer as insufficient.

New negotiations were conducted in 2015 to improve the mentioned offer (requiring a combination of cash payments and advertising) but a satisfactory agreement was not reached and negotiations were suspended for AFA internal affairs.

In October 2015, the Company formally demanded that AFA pay the amounts due ($179.2 plus interest from its implementation). The AFA rejected the claim but agreed to resume negotiations for a closing agreement which then was suspended by the AFA electoral process.

In January 2016 both parties resumed conciliatory negotiations, while the Company reserved its right to exercise legal claims on the amounts due.

In June 2016 the Company initiated a compulsory pre-judicial mediation procedure. The first audience, held on July 12, 2016, was attended by both parties. A second audience was held on August 3, 2016 and a third and the last one was held on August 23, 2016, which resulted in no agreement between the parties.

In February 2018, the Company initiated a new mandatory prejudicial mediation procedure which was finished without agreement. On December 19, 2018, a claim was brought against AFA for 353,477,495  Argentine pesos.

The Company’s Management with the assistance of its external advisor believes that they have strong legal arguments for claiming and are evaluating the actions to be followed for recovering the investments and expenses made.

It is worth mentioning that the impairment recorded by the Company arising from the uncertainties related to the recoverable value of assets recognized by the AFA Plus Project (Works in Progress and Materials amounting to $211) have been only recorded for the purpose to comply with accounting standards and in no way involves giving up or limiting the rights given to the Company as a genuine creditor for the AFA Plus Project agreement.